Document And Entity Information	12 Months Ended
Jun. 30, 2018
Document Information [Line Items]
Entity Registrant Name	CONSUMERS BANCORP INC /OH/
Entity Central Index Key	0001006830
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-4
Document Period End Date	Jun. 30, 2018
Amendment Flag	false